OAK ASSOCIATES FUNDS

White Oak Select Growth Fund (WOGSX)

Pin Oak Aggressive Stock Fund (POGSX)

Rock Oak Core Growth Fund (RCKSX)

River Oak Discovery Fund (RIVSX)

Red Oak Technology Select Fund (ROGSX)

Black Oak Emerging Technology Fund (BOGSX)

Live Oak Health Sciences Fund (LOGSX)

SUPPLEMENT DATED JUNE 14, 2010

TO THE PROSPECTUS DATED MARCH 1, 2010

Effective June 10, 2010, the name of the Pin Oak Aggressive Stock Fund (POGSX) was changed to the Pin Oak Equity Fund (POGSX).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.

OAK ASSOCIATES FUNDS

White Oak Select Growth Fund (WOGSX)

Pin Oak Aggressive Stock Fund (POGSX)

Rock Oak Core Growth Fund (RCKSX)

River Oak Discovery Fund (RIVSX)

Red Oak Technology Select Fund (ROGSX)

Black Oak Emerging Technology Fund (BOGSX)

Live Oak Health Sciences Fund (LOGSX)

SUPPLEMENT DATED JUNE 10, 2010

TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)

DATED MARCH 1, 2010

Effective June 10, 2010, the name of the Pin Oak Aggressive Stock Fund (POGSX) was changed to the Pin Oak Equity Fund (POGSX).

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE.